Employee Benefit Plans (Change In Benefit Obligation And Funding Status And The Fair Value Of Plan Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 68
Current service cost	9	$ 11
Net defined benefit liability (asset), ending balance	21	68
Accrued Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	513	505
Current service cost	9	11
Interest cost (income)	14	15
Transfer from DC plan	1	1
Payment of benefits to employees	(22)	(21)
Effect of changes in demographic assumptions		16
Effect of change in financial assumptions	(27)	14
Effect of experience adjustments	1	(28)
Net defined benefit liability (asset), ending balance	489	513
Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	445	436
Employer contributions	10	12
Interest cost (income)	11	13
Transfer from DC plan	1	1
Payment of benefits to employees	(22)	(21)
Return on plan assets, excluding interest income	23	4
Net defined benefit liability (asset), ending balance	468	445
SERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	62
Current service cost		2
Net defined benefit liability (asset), ending balance	19	62
SERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	477	478
Current service cost		2
Interest cost (income)	13	14
Payment of benefits to employees	(20)	(19)
Effect of changes in demographic assumptions		16
Effect of change in financial assumptions	(24)	13
Effect of experience adjustments	1	(27)
Net defined benefit liability (asset), ending balance	447	477
SERP [Member] | Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	415	417
Interest cost (income)	11	12
Payment of benefits to employees	(20)	(19)
Return on plan assets, excluding interest income	22	5
Net defined benefit liability (asset), ending balance	428	415
ERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	6
Current service cost	9	9
Net defined benefit liability (asset), ending balance	2	6
ERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	36	27
Current service cost	9	9
Interest cost (income)	1	1
Transfer from DC plan	1	1
Payment of benefits to employees	(2)	(2)
Effect of change in financial assumptions	(3)	1
Effect of experience adjustments		(1)
Net defined benefit liability (asset), ending balance	42	36
ERP [Member] | Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	30	19
Employer contributions	10	12
Interest cost (income)		1
Transfer from DC plan	1	1
Payment of benefits to employees	(2)	(2)
Return on plan assets, excluding interest income	1	(1)
Net defined benefit liability (asset), ending balance	$ 40	$ 30